Deed of Cross Guarantee - Summary of Consolidated Statement of Comprehensive Income and Retained Earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of comprehensive income and retained earnings [line items]
Revenue	$ 44,288	$ 43,129	$ 35,740
Other income	393	247	662
Expenses excluding net finance costs	(28,022)	(27,527)	(24,120)
Net finance costs	(1,064)	(1,245)	(1,417)
Income tax expense	(5,529)	(7,007)	(4,443)
Profit after taxation	9,185	4,823	6,222
Total other comprehensive income	(25)	(97)	(49)
Total comprehensive income	9,160	4,726	6,173
Retained earnings at the beginning of the financial year	51,064
Profit after taxation for the year	9,185	4,823	6,222
Shares bought back and cancelled	(5,274)
Dividends	(12,507)	(6,720)	(3,472)
Retained earnings at the end of the financial year	42,819	51,064
Deed of Cross Guarantee [member]
Disclosure of comprehensive income and retained earnings [line items]
Revenue	22,660	20,434
Other income	2,881	3,188
Expenses excluding net finance costs	(14,610)	(12,693)
Net finance costs	(414)	(470)
Income tax expense	(2,317)	(2,218)
Profit after taxation	8,200	8,241
Total other comprehensive income	10	12
Total comprehensive income	8,210	8,253
Retained earnings at the beginning of the financial year	48,442	45,979
Net effect on retained earnings of entities added to/removed from the Deed	(34)	48
Profit after taxation for the year	8,200	8,241
Transfers to and from reserves	(31)	(15)
Shares bought back and cancelled	(5,199)
Dividends	(6,655)	(5,811)
Retained earnings at the end of the financial year	$ 44,723	$ 48,442	$ 45,979